Net Investment Income - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Material income and expense [abstract]
Dividend income from equity instruments at fair value through other comprehensive income derecognized	¥ 4,708	¥ 5,015	¥ 1,150